Note 18 - Recoverable Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Classifications of recoverable taxes [text block]
	2020	2019
PIS/COFINS exclusion of ICMS (i)	5,183.4	283.6
ICMS	266.5	212.5
Others	245.9	175.0
Non-current	5,695.8	671.1

PIS/COFINS	712.0	1,429.3
ICMS	563.4	573.6
IPI	177.0	144.5
Others	75.5	95.3
Current	1,527.9	2,242.7

Total	7,223.7	2,913.8